UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—98.7%
COMMON STOCKS—98.7%
INDONESIA—98.7%
AUTOMOBILES—3.0%
4,631,610	Astra International Tbk PT(a)	$3,029,558

BANKS —24.0%
2,750,000	Bank Central Asia Tbk PT(a)	2,582,793
96,330,884	Bank OCBC NISP Tbk PT*	10,875,384
87,261,894	Bank Permata Tbk PT*(a)	10,553,664
		24,011,841
BEVERAGES—4.3%
44,500	Multi Bintang Indonesia Tbk PT	4,269,806

CAPITAL MARKETS—0.6%
1,386,000	Saratoga Investama Sedaya PT*	572,823

CONSTRUCTION MATERIALS—8.7%
27,050,500	Holcim Indonesia Tbk PT(a)	6,606,488
991,000	Indocement Tunggal Prakarsa Tbk PT(a)	2,051,892
		8,658,380
DISTRIBUTORS—9.4%
260,000	Jardine Cycle & Carriage Ltd.(a)(b)	9,384,023

DIVERSIFIED TELECOMMUNICATION SERVICES—4.0%
9,952,800	Telekomunikasi Indonesia Persero Tbk PT(a)	1,945,480
5,378,000	XL Axiata Tbk PT(a)	2,090,521
		4,036,001
FOOD & STAPLES RETAILING—1.3%
5,474,000	Hero Supermarket Tbk PT*(a)	1,332,037

FOOD PRODUCTS—7.3%
615,240	M.P. Evans Group PLC(c)	4,474,605
958,000	Petra Foods Ltd.	2,810,255
		7,284,860
GAS UTILITIES—2.2%
4,825,500	Perusahaan Gas Negara Persero Tbk PT(a)	2,189,979

HOUSEHOLD PRODUCTS—4.6%
1,768,000	PT Unilever Indonesia Tbk(a)	4,587,451

MACHINERY—3.0%
1,650,000	United Tractors Tbk PT(a)	3,031,390

MARINE—3.1%
38,475,544	Wintermar Offshore Marine Tbk PT*(a)	3,043,105

METALS & MINING—3.6%
14,265,600	Vale Indonesia Tbk PT(a)	3,563,740

MULTILINE RETAIL—2.6%
20,983,000	Ramayana Lestari Sentosa Tbk PT(a)	2,583,545

OIL, GAS & CONSUMABLE FUELS—3.1%
1,454,500	Indo Tambangraya Megah Tbk PT(a)	3,136,191

PERSONAL PRODUCTS—3.5%
2,975,800	Mandom Indonesia Tbk PT	3,536,382

PHARMACEUTICALS—2.2%
125,000	Merck Tbk PT	2,173,746

See Notes to Portfolio of Investments.

SPECIALTY RETAIL—2.2%
32,812,000	Ace Hardware Indonesia Tbk PT(a)	$2,174,705

TEXTILES, APPAREL & LUXURY GOODS—3.4%
39,842,500	Sepatu Bata Tbk PT(a)	3,419,544

TRADING COMPANIES & DISTRIBUTORS—2.6%
5,993,000	AKR Corporindo Tbk PT(a)	2,570,111
		98,589,218
	Total Common Stocks	98,589,218
	Total Long-Term Investments—98.7% (cost $65,709,622)	98,589,218

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.5%
$472,000	Citibank London, overnight deposit, 0.03%, 04/01/2014	472,000
	Total Short-Term Investment—0.5% (cost $472,000)	472,000
	Total Investments—99.2% (cost $66,181,622) (d)	99,061,218
	Other Assets in Excess of Liabilities—0.8%	820,271
	Net Assets—100.0%	$99,881,489

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.
(b)	Singapore listed security, but majority of the securities business is conducted in Indonesia.
(c)	UK listed security, but majority of the securities business is conducted in Indonesia.
(d)	See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2014

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$10,875,384	$13,136,457	$—	$24,011,841
Beverages	4,269,806	—	—	4,269,806
Capital Markets	572,823	—	—	572,823
Food Products	7,284,860	—	—	7,284,860
Personal Products	3,536,382	—	—	3,536,382
Pharmaceuticals	2,173,746	—	—	2,173,746
Other	—	56,739,760	—	56,739,760
Short-Term Investment	—	472,000	—	472,000
Total Investments	$28,713,001	$70,348,217	$—	$99,061,218

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended March 31, 2014, Saratoga Investama Sedaya PT, with a value of $572,823, transferred from Level 2 to Level 1 because there was not a valuation factor applied at March 31, 2014. During the period ended March 31, 2014, Bank Permata Tbk PT, with a value of $10,553,664, transferred from Level 1 to Level 2 because there was a valuation factor applied at March 31, 2014. For the period ended March 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Federal Income Tax Cost:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$66,181,622	$38,338,379	$(5,458,783)	$32,879,596

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 20, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 20, 2014